WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
WARRANTS.
WARRANTS

11.     WARRANTS

The following table presents information about warrants to purchase common stock issued and outstanding at September 30,  2017:

		Number of	Exercise
Year Issued	Classification	Warrants	Price	Date of Expiration
2010	Equity	343,931	$5.60	10/26/2017 - 12/03/2017
2010	Equity	253,088	$4.00	10/26/2017 - 12/03/2017
2012	Equity	6,054	$6.64	10/5/2019
2014	Liability	48,507	$0.83	5/9/2019
2016	Equity	2,146,666	$10.00	3/18/2021
Total		2,798,246
Weighted average exercise price			$8.75
Weighted average life in years				2.71

In March 2016, the Company closed an underwritten public offering of an aggregate of 4,293,333 shares of common stock and warrants to purchase an aggregate of 2,146,666 shares of common stock, at a price to the public of $7.49 per share of common stock and $0.01 per warrant. The net proceeds to the Company, after deducting underwriting discounts and offering expenses, were approximately $29.9 million.

The warrants have a per share exercise price of $10.00, or approximately 133% of the public offering price of the common stock issued in the March 2016 offering, and expire on March 18, 2021. The warrants are immediately exercisable at the option of each holder, in whole or in part, in cash (except in the case of a cashless exercise as discussed below). The exercise price and number of shares of common stock issuable upon exercise of the warrants will be subject to adjustment in the event of any stock split, reverse stock split, stock dividend, recapitalization, or similar transaction, among other events as described in the warrants. In the event that shares of common stock underlying the warrants are no longer registered under the Securities Exchange Act of 1934, as amended, the holder may, in its sole discretion, exercise the warrant in whole or in part and, in lieu of making cash payment, elect instead to receive upon such exercise the net number of shares of common stock determined according to the formula set forth in the warrant.

The fair value of the warrants was estimated at $11.7 million using a Black-Scholes model with the following assumptions: expected volatility of 112.8%, risk free interest rate of 1.3%, expected life of five years, and no dividends.

The Company assessed whether the warrants required accounting as derivatives. With the exception of the warrants issued in 2014 (see Note 12), the Company determined that the warrants were (1) indexed to the Company’s own stock and (2) classified in stockholders’ equity in accordance with FASB Accounting Standards Codification Topic 815, Derivatives and Hedging. As such, the Company concluded that the warrants meet the scope exception for determining whether the instruments require accounting as derivatives and accordingly are classified in stockholders’ equity.

Warrant Exchange

On August 10, 2017, the Company entered into exchange agreements with certain holders of the warrants, dated May 9, 2014, to exchange such warrants for shares of common stock equivalent to 3.5 times the number of shares of common stock issuable to such holders at the $3.87 exercise price under the warrants as of the date of the exchanges. The Company issued an aggregate of 2,021,419 shares of common stock to the warrant holders in exchange for their warrants to purchase an aggregate of 577,548 shares of common stock. The warrants exchanged in this transaction were subsequently cancelled and terminated.

The Company re-measured the fair value of the exchanged warrants immediately prior to the exchange and recorded a $3.0 million derivatives loss on the statement of operations and a corresponding increase to the warrant liability on the balance sheet. The fair value of the warrants immediately prior to the exchange was equivalent to 2,021,419 shares of common stock at the Company’s closing stock price of $1.75 on August 9, 2017, the day before execution of the exchange. As a result of the exchange, the Company recorded the settlement by removing the derivative liability related to the exchanged warrants and recorded the issuance of common stock for $3.5 million.

Following the warrant exchange, there are additional warrants, dated May 9, 2014, to purchase shares of common stock that remain outstanding (“Outstanding 2014 Warrants”). As a result of the Company’s issuance of common stock in exchange for certain of the liability warrants, the exercise price of the Outstanding 2014 Warrants was adjusted downwards from $3.87 per share to $0.83 per share and additional warrants were issued such that the Outstanding 2014 Warrants are currently exercisable for an aggregate of 48,507 shares of common stock. The Outstanding 2014 Warrants are subject to further adjustment in the event of sales of the Company’s common stock at a price per share less than the exercise price of the Outstanding 2014 Warrants then in effect (or securities convertible or exercisable into common stock at a conversion or exercise price less than the exercise price then in effect).

14. WARRANTS

The following table presents information about warrants to purchase common stock issued and outstanding at December 31, 2016:

		Number of	Exercise
Year Issued	Classification	Warrants	Price	Date of Expiration
2010	Equity	343,931	$5.60	10/26/2017 - 12/3/2017
2010	Equity	306,838	$4.00	8/30/2017 - 12/3/2017
2012	Equity	6,054	$6.64	10/5/2019
2014	Liability	587,950	$3.87	5/9/2019
2016	Equity	2,146,666	$10.00	3/18/2021
Total		3,391,439
Weighted average exercise price			$7.94
Weighted average life in years				3.24

In March 2016, the Company closed an underwritten public offering of an aggregate of 4,293,333 shares of common stock and warrants to purchase an aggregate of 2,146,666 shares of common stock, at a price to the public of $7.49 per share of common stock and $0.01 per warrant. The net proceeds to the Company, after deducting underwriting discounts and offering expenses, were approximately $29,905. The warrants have a per share exercise price of $10.00, or approximately 133% of the public offering price of the common stock, are exercisable immediately, and expire on March 18, 2021. The warrants are immediately exercisable, at the option of each holder, in whole or in part, in cash (except in the case of a cashless exercise as discussed below). The exercise price and number of shares of common stock issuable upon exercise of the warrants will be subject to adjustment in the event of any stock split, reverse stock split, stock dividend, recapitalization, or similar transaction, among other events as described in the warrants. In the event that shares of common stock underlying the warrants are no longer registered under the Securities Exchange Act of 1934, as amended, the holder may, in its sole discretion, exercise the warrant in whole or in part and, in lieu of making cash payment, elect instead to receive upon such exercise the net number of shares of common stock determined according to the formula set forth in the warrant.

The fair value of the warrants was estimated at $11,726 using a Black-Scholes model with the following assumptions: expected volatility of 112.82%, risk free interest rate of 1.34%, expected life of five years and no dividends.

The Company assessed whether the warrants require accounting as derivatives. The Company determined that the warrants were (1) indexed to the Company’s own stock and (2) classified in stockholders’ equity in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 815, Derivatives and Hedging. As such, the Company has concluded the warrants meet the scope exception for determining whether the instruments require accounting as derivatives and should be classified in stockholders’ equity.